FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for the fiscal year ending: 12/31/2002

Is this a transition report? N

Is this an amendment to a previous filing? N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.A. Registrant Name: Variable Annuity - 1 Series Account
  B. File Number:811-07549
  C. Telephone Number: 303-737-3000

2.A. Street: 8515 EAST ORCHARD ROAD
  B. City: GREENWOOD VILLAGE
  C. State COLORADO
  D. Zip Code: 80111
  E. Foreign Country:

3.Is this the first filing on this form by Registrant?  N

4. Is this the last filing on this form by Registrant? N

5.Is Registrant a small a business investment company (SBIC)?  N
               (If yes, complete only 89-110)

6.Is Registrant a unit investment trust (UIT)?  Y
               (If yes, complete only 111 through 132)

111.  A. Great-West Life & Annuity Insurance Company
      B. 333-1173
      C. Greenwood Village, Colorado 80111

112.

113.

114.  A. Charles Schwab & Co., Inc.
      B. 8-016514
      C. San Francisco, CA 94104

115.  A. Deloitte & Touche, LLP
      B. Denver, CO 80202

116.  A. Y
      B. GREAT-WEST

117.  A. Y
      B. Y
      C. N
      D. N
      E. N

118. 1

119. 0

120.

121. 1

122. 1

123. $356,804

124.

125. $0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registant's units include the sales loads, if any, collectd on units of a prior series placed in the portfolio of a subsequent series)($000's omitted) $) $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage f NAV) in each type of securities shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by echo such group of series during the current period (excluding distributions of realized gains, if any):

                                            Number of     Total Assets    Total Income
                                             Series         ($000's       Distributions
                                            Investing       omitted)      ($000's omitted)
A.      U.S. Treasury direct issue                               $                     $
B.      U.S. Government agency                                   $                     $
C.      State and municipal tax-free                             $                     $
D.      Public utility debt                                      $                     $
E.      Brokers or dealers debt or
        debt of brokers' or dealers' parent                      $                     $
F.      All other corporate intermed. &
        long-term debt                                           $                     $
G.      All other corporate short term debt                      $                     $
H.      Equity securities of brokers or
        dealers or parents of brokers or dealers                 $                     $
I.      Investment company equity securities                     $                     $
J.      All other equity securities                1             $749,164              $
K.      Other securities                                         $                     $
L.      Total assets of all series of registrant   1             $749,164              $


128.  N (if answer is N, skip to #131)

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted): $6,676


133.

Signature Page

The following form or signature shall follow items 79, 85, 88, 104, 110 or 130 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of:       Greenwood Village           State of: Colorado   Date: 02/26/2003

Name of Registrant, Depositor, or Trustee: Variable Annuity - 1 Series Account

By:    /s/ Beverly A. Byrne                      Witness:  /s/ Susan E. Campbell
Beverly A. Byrne                                               Susan E. Campbell
Vice President, Counsel and Associate                          Legal Assistant I
Secretary